Borrowings and financing (Details 5) - 31th issue debentures [member] R$ in Thousands	Mar. 05, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Value	R$ 2,940,478
Series 1 [Member]
IfrsStatementLineItems [Line Items]
Value	R$ 507,000
Rate	CDI + 0.49% p.a.
Maturity	2029
Series 2 [Member]
IfrsStatementLineItems [Line Items]
Value	R$ 1,734,467
Rate	CDI + 1.10% p.a.
Maturity	2031
Series 3 [Member]
IfrsStatementLineItems [Line Items]
Value	R$ 699,011
Rate	CDI + 1.31% p.a.
Maturity	2034